Property, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Schedule of Property and Equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Construction in-progress	Total
	$	$	$		$
Balance – December 31, 2025	4,915	1,743	790	—	7,448
Additions	84	25	—	—	109
Effects of foreign exchange	(74)	(30)	(24)	—	(128)
Balance – March 31, 2026	4,925	1,738	766	—	7,429

Accumulated depreciation
Balance – December 31, 2025	3,755	1,500	148	—	5,403
Depreciation	172	18	15	—	205
Effects of foreign exchange	(64)	(28)	(7)	—	(99)
Balance – March 31, 2026	3,863	1,490	156	—	5,509

Carrying value
Balance – December 31, 2025	1,160	243	642	—	2,045
Balance – March 31, 2026	1,062	248	610	—	1,920